Shareholder Report	6 Months Ended
Apr. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JPMorgan Trust I
Entity Central Index Key	0001217286
Document Period End Date	Apr. 30, 2024
C000081100 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Research Market Neutral Fund
Class Name	Class I Shares
Trading Symbol	JMNSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Research Market Neutral Fund for the period of November 1, 2023 to April 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
JPMorgan Research Market Neutral Fund (Class I Shares)	$134	2.55%
*	This charge is annualized.
**	Includes dividend expense on short sales.

Expenses Paid, Amount	$ 134	[1]
Expense Ratio, Percent	2.55%	[2]
Net Assets	$ 254,063,000
Holdings Count | Holding	328
Investment Company Portfolio Turnover	112.00%	[3]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets after future share reacquisition adjustment (000's)	$254,063
Total number of portfolio holdings	328
Portfolio turnover rate	112	%*
*	Not annualized.

Holdings [Text Block]	PORTFOLIO COMPOSITION - LONG (% of Total Investments) PORTFOLIO COMPOSITION - SHORT (% of Total Investments)
C000007189 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Research Market Neutral Fund
Class Name	Class A Shares
Trading Symbol	JMNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Research Market Neutral Fund for the period of November 1, 2023 to April 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
JPMorgan Research Market Neutral Fund (Class A Shares)	$148	2.81%
*	This charge is annualized.
**	Includes dividend expense on short sales.

Expenses Paid, Amount	$ 148	[4]
Expense Ratio, Percent	2.81%	[5]
Net Assets	$ 254,063,000
Holdings Count | Holding	328
Investment Company Portfolio Turnover	112.00%	[6]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets after future share reacquisition adjustment (000's)	$254,063
Total number of portfolio holdings	328
Portfolio turnover rate	112	%*
*	Not annualized.

Holdings [Text Block]	PORTFOLIO COMPOSITION - LONG (% of Total Investments) PORTFOLIO COMPOSITION - SHORT (% of Total Investments)
C000081099 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Research Market Neutral Fund
Class Name	Class C Shares
Trading Symbol	JMNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Research Market Neutral Fund for the period of November 1, 2023 to April 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
JPMorgan Research Market Neutral Fund (Class C Shares)	$173	3.28%
*	This charge is annualized.
**	Includes dividend expense on short sales.

Expenses Paid, Amount	$ 173	[7]
Expense Ratio, Percent	3.28%	[8]
Net Assets	$ 254,063,000
Holdings Count | Holding	328
Investment Company Portfolio Turnover	112.00%	[9]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets after future share reacquisition adjustment (000's)	$254,063
Total number of portfolio holdings	328
Portfolio turnover rate	112	%*
*	Not annualized.

Holdings [Text Block]	PORTFOLIO COMPOSITION - LONG (% of Total Investments) PORTFOLIO COMPOSITION - SHORT (% of Total Investments)

[1]	This charge is annualized.
[2]	Includes dividend expense on short sales.
[3]	Not annualized.
[4]	This charge is annualized.
[5]	Includes dividend expense on short sales.
[6]	Not annualized.
[7]	This charge is annualized.
[8]	Includes dividend expense on short sales.
[9]	Not annualized.